As filed with the Securities and Exchange Commission on September 7, 2007

File No. 333-68872

811-03488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 108	☒

(Check appropriate box or boxes.)

Phoenix Life Variable Accumulation Account

(f/k/a Phoenix Home Life Variable Accumulation Account)

(Exact Name of Registrant)

Phoenix Life Insurance Company

(f/k/a Phoenix Home Life Mutual Insurance Company)

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate space):

☒	on September 7, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Deferred Variable Annuity Contracts.

FILING NOTE:

This post-effective amendment incorporates by reference the prospectus and Statement of Additional Information dated May 1, 2007, as filed in post-effective amendment number 12 to Registration Statement on Form N-4 (File No. 333-68872) filed on April 25, 2007.

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the prospectuses dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those prospectuses. This supplement, any other supplement dated since May 1, 2007, and the related prospectus together constitute a new prospectus dated September 7, 2007.

The following changes are effective on Monday, September 10, 2007

❖	The following investment options are added to the first page of your prospectus:

Sentinel Variable Products Trust

❖  Sentinel Variable Products Balanced Fund

❖  Sentinel Variable Products Bond Fund

❖  Sentinel Variable Products Common Stock Fund

❖  Sentinel Variable Products Mid Cap Growth Fund

❖  Sentinel Variable Products Small Company Fund

❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
Sentinel Variable Products Balanced Fund	0.55%	0.00%	0.26%	N/A	0.81%	N/A	N/A
Sentinel Variable Products Bond Fund	040%	0.00%	0.28%	N/A	0.68%	N/A	N/A
Sentinel Variable Products Common Stock Fund	0.38%	0.00%	0.23%	N/A	0.61%	N/A	N/A
Sentinel Variable Products Mid Cap Growth Fund	0.48%	0.00%	0.29%	N/A	0.77%	N/A	N/A
Sentinel Variable Products Small Company Fund	0.40%	0.00%	0.25%	N/A	0.65%	N/A	N/A

TF930	1

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.

❖	All references in the prospectus to the “Rydex Variable Trust Inverse Government Long Bond Fund” are hereby replaced with “Rydex Variable Trust Inverse Government Long Bond Strategy Fund”.

❖	If your contract or policy offers a Guaranteed Minimum Accumulation Benefit (GMAB) or a Guaranteed Minimum Withdrawal Benefit (GMWB):

1.	In the section entitled Additional Programs, the second paragraph of the Program Required for GMAB and GMWB sub-section is deleted and replaced with the following paragraph:

You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

2.	Additionally, all references in the prospectus to a requirement to make program or option changes within the 30-day period surrounding the contract or policy anniversary (15 days prior and 15 days following) are hereby deleted.

❖

For all prospectuses listed above, except Corporate Edge, Executive Edge and Phoenix Executive VUL® , the Phoenix-Ibbotson Strategic Asset Allocation section of the prospectus is supplemented as follows:

If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the contract or policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date or policy date, as applicable, for as long as the asset allocation program is in effect for your contract or policy.

❖	The variable annuity prospectuses listed above are supplemented by the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, does not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, or, if provided by your contract, Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

TF930	2

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your contract.

❖	The variable universal life prospectuses listed above, other than the prospectuses for Corporate Edge, Executive Edge and Phoenix Executive VUL® , are supplemented with the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, will not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

Additionally, if your policy was issued on and after September 10, 2007 and Enhanced Dollar Cost Averaging is a policy feature, if you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following programs:

(1)	Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your policy.

❖	For the variable annuity prospectuses listed above that describe contracts offering the Enhanced Dollar Cost Averaging Program:

1.	the following information is added to the Dollar Cost Averaging sub-section of the prospectus within the Additional Programs section.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. If you choose to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period, the interest rate that will apply to the amounts you have allocated to your program, less any applicable contract or policy charges, will not be affected by the early termination. Instead, the interest rate that will apply is the rate that had been in effect for the program period you elected at the time you made the election. If you cancel your program before the end of the period you originally elected, you will not earn program interest following the valuation date on which your program terminates.

2.	The requirement that transfers out of the Guaranteed Interest Account (GIA) be made over a 4-year period in certain percentages each year does not apply to transfers from the GIA as a result of termination of an Enhanced Dollar Cost Averaging Program prior to the end of the program period. Consequently, any reference in the prospectuses to this requirement is limited as described above.

Dated: September 7, 2007	Please keep this supplement for future reference.

TF930	3

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the Statement of Additional Information dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those Statements of Additional Information. This supplement and the related Statement of Additional Information together constitute a new Statement of Additional Information dated September 7, 2007.

The following disclosure is added to the section of the Statement of Additional Information entitled Services.

Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing subaccount unit value for each subaccount of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per subaccount, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other separate accounts of the Company, and separate accounts of insurance company affiliates of the Company.

Year ended December 31	Fee Paid
2004	$2,059,968.19
2005	$548,916.20
2006	$537,086.62

Dated: September 7, 2007	Please keep this supplement for future reference.

TF931	1

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

(2)	The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2006 and 2005; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Changes in Stockholder’s Equity for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.

(b)	Exhibits

(1)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant’s Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sales of Contracts is incorporated by reference to Initial Form N-4 (File No. 333-123035 found under 811-03488), filed via EDGAR on February 28, 2005.

(4) (a)	Form of Variable Annuity Contract (Phoenix Investor’s Edge—Form No. D610, as amended by DR52) is incorporated by reference to Registrant’s Initial Registration Statement (File No. 333-68872), filed via EDGAR on August 31, 2001.

(b)	Guaranteed Minimum Income Benefit Rider, Form Number DR88 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 8, filed via EDGAR on July 7, 2005.

(c)	Guaranteed Minimum Accumulation Benefit Rider, Form DR84 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 7, filed via EDGAR on April 25, 2005.

(d)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR94.1is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 9, filed via EDGAR on November 16, 2005.

(e)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(5) (a)	Form of Application (Phoenix Investor’s Edge—Form No. OL4158.1) is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 9, file via EDGAR on November 16, 2005.
(6) (a)	Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 7, filed via EDGAR on April 25, 2005.

(b)	Amended and Restated Bylaws of Phoenix Life Insurance Company dated December 1, 2004 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 7, filed via EDGAR on April 25, 2005.

(7)	Not Applicable.

(8) (a)	Participation Agreements.

(1) (a)	Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(2) (a)	Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(3)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(4) (a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(5)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(7)	Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(8)	Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

(9)	Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No.2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(10)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to the Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(11)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(12)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(13)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(14)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872), Post-Effective Amendment No. 11, filed via EDGAR on December 19, 2006.

(15)	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 27, filed via EDGAR on February 20, 2007.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(b)	Other Material Contracts:

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post- Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(9)	Written Opinion and Consent of Kathleen A. McGah, Esq., filed herewith.

(10) (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney are incorporated by reference to Form N-6 (File No. 033-23251), Post-Effective Amendment No. 31, filed via EDGAR on April 25, 2007.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable

Item 25.	Directors and Executive Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Sal H. Alfiero Protective Industries, LLC Buffalo, NY	Director

Martin N. Baily The Brookings Institution Washington, D.C.	Director

Jean S. Blackwell Cummins Inc. Columbus, IN 47202-3005	Director

Peter C. Browning*	Director

Arthur P. Byrne J.W. Childs Associates Boston, MA	Director

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq. LeBoeuf, Lamb, Greene & MacRae, LLP New York, NY	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson New York, NY	Director

Dona D. Young*	Director, Chairman of the Board, President and Chief Executive Officer

Michael E. Haylon*	Senior Executive Vice President and Chief Financial Officer

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

Tracy L. Rich*	Executive Vice President, General Counsel and Secretary

Daniel J. Moskey*	Vice President and Treasurer

Katherine P. Cody*	Senior Vice President and Chief Accounting Officer

James D. Wehr**	Senior Executive Vice President and Chief Investment Officer

*	The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

**	The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

On July 31, 2007, there were 212 qualified and 226 nonqualified contracts.

Item 28.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective February 2, 2006) provides that:

“To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a Director, officer or employees of the Company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

Phoenix Equity Planning Corporation (“PEPCO”) Principal Underwriter as to Contracts described in Prospectus.

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust,Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Officers of PEPCO.

Name	Position
George R. Aylward, Jr.**	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Michael E. Haylon*	Director
Stephen D. Gresham**	Director, Senior Vice President
David C. Martin*	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Phillip R. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.

**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
PEPCO	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row Hartford, Connecticut 06103-2899.

Item 31.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee paid
2004	$98, 275
2005	$86,000
2006	$101,000

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request;

(d)	Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 13 to Registration Statement No. 333-68872 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 6th day of September, 2007.

Phoenix Life Variable Accumulation Account

Phoenix Life Insurance Company

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 13 to Registration Statement No. 333-68872 on September 6, 2007.

Signature	Title

Michael E. Haylon*	Senior Executive Vice President and Chief Financial Officer

Katherine P. Cody*	Senior Vice President and Chief Accounting Officer

Sal H. Alfiero*	Director

Martin N. Baily*	Director

Jean S. Blackwell*	Director

Peter C. Browning*	Director

Arthur P. Byrne*	Director

Sanford Cloud, Jr.*	Director

Signature	Title

Gordon J. Davis*	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson*	Director

Dona D. Young*	Director, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney